Putnam VT Mortgage Securities Fund
The fund's portfolio
3/31/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (85.4%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (31.0%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/15/28 to 7/20/36	$30,579	$35,308
6.00%, with due dates from 4/15/28 to 11/20/38	81,406	93,137
5.50%, 4/20/38	117,343	132,014
5.00%, 3/20/50	25,000	27,731
4.70%, 8/20/67	99,855	109,080
4.50%, TBA, 4/1/50	2,000,000	2,120,312
4.50%, with due dates from 2/20/34 to 5/20/48	1,160,260	1,266,124
4.00%, TBA, 4/1/50	6,000,000	6,374,063
3.00%, TBA, 4/1/50	5,000,000	5,285,938

		15,443,707
U.S. Government Agency Mortgage Obligations (54.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 7/1/31	10,846	12,568
7.00%, with due dates from 11/1/26 to 4/1/32	64,467	73,411
5.50%, 12/1/33	14,297	16,142
4.50%, with due dates from 7/1/44 to 8/1/44	135,712	148,328
4.00%, with due dates from 12/1/44 to 9/1/45	746,178	810,534
Federal National Mortgage Association Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 11/1/30	8,430	9,703
7.00%, with due dates from 12/1/28 to 12/1/35	310,671	356,700
6.50%, 9/1/36	7,190	8,386
6.00%, 1/1/38	78,204	91,578
5.50%, 1/1/38	357,983	404,222
5.00%, 2/1/39	9,408	10,440
4.50%, with due dates from 7/1/44 to 5/1/45	186,740	203,342
3.50%, with due dates from 1/1/47 to 6/1/56	768,089	833,372
Uniform Mortgage-Backed Securities
4.50%, TBA, 4/1/50	2,000,000	2,150,312
4.00%, TBA, 4/1/50	1,000,000	1,067,031
3.50%, TBA, 4/1/50	4,000,000	4,228,750
3.00%, TBA, 4/1/50	9,000,000	9,433,125
2.50%, TBA, 4/1/50	7,000,000	7,250,468

		27,108,412

Total U.S. government and agency mortgage obligations (cost $41,659,138)		$42,552,119

MORTGAGE-BACKED SECURITIES (67.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (41.5%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 22.958%, 4/15/37	$21,395	$38,919
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 21.213%, 11/15/35	29,605	51,942
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 17.746%, 3/15/35	148,006	210,154
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 15.145%, 6/15/34	19,835	24,296
REMICs IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 5.545%, 11/15/42	241,068	22,694
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.445%, 2/15/45	778,827	154,149
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	216,567	30,087
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	249,509	20,236
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	2,502,134	294,489
REMICs Ser. 4546, Class PI, IO, 4.00%, 12/15/45	446,153	45,736
REMICs Ser. 4530, Class HI, IO, 4.00%, 11/15/45	256,744	24,788
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	347,411	36,263
REMICs Ser. 4425, IO, 4.00%, 1/15/45	325,066	32,315
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	519,766	51,873
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	327,283	50,797
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	745,667	48,681
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	412,319	33,594
REMICs Ser. 3996, Class IK, IO, 4.00%, 3/15/39	222,907	3,602
REMICs Ser. 4621, Class QI, IO, 3.50%, 10/15/46	687,142	52,745
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	287,093	29,383
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	425,073	47,621
REMICs Ser. 4199, Class CI, IO, 3.50%, 12/15/37	144,841	2,541
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	208,851	14,294
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	366,102	31,119
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	324,039	29,896
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	742,941	52,704
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	777,643	55,811
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	497,578	34,618
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	260,151	15,011
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	353,804	15,151
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	400,056	380,422
REMICs Ser. 3391, PO, zero %, 4/15/37	5,095	4,743
REMICs Ser. 3300, PO, zero %, 2/15/37	2,100	1,944
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)	1,163	1,047
Strips Ser. 315, PO, zero %, 9/15/43	812,735	744,423
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 34.22%, 7/25/36	16,286	31,490
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 21.096%, 3/25/36	28,504	49,148
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 20.729%, 6/25/37	32,480	56,432
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 19.812%, 2/25/38	119,090	161,970
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 19.787%, 11/25/35	26,784	38,809
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 17.41%, 8/25/35	21,538	30,968
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 17.189%, 12/25/35	33,530	49,226
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 14.933%, 11/25/34	10,318	12,426
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 11.007%, 5/25/40	66,729	82,811
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	617,235	126,859
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 5.653%, 10/25/41	75,094	10,232
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	397,461	71,046
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	529,140	98,388
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	1,154,144	182,709
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	820,272	115,090
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 5.303%, 7/25/48	563,657	122,926
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 5.303%, 6/25/48	1,587,120	323,625
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 5.303%, 3/25/48	825,619	142,419
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.203%, 1/25/48	1,551,162	235,137
REMICs IFB Ser. 16-81, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.203%, 11/25/46	2,441,118	511,756
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.153%, 11/25/46	1,718,627	365,203
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.153%, 11/25/46	2,563,756	502,232
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.153%, 8/25/46	1,160,664	231,929
REMICs IFB Ser. 19-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.103%, 10/25/49	1,128,098	192,907
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.103%, 8/25/49	1,223,600	187,962
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.103%, 3/25/46	1,935,365	321,396
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.053%, 11/25/49	100,945	26,082
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	627,148	106,226
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	683,814	88,941
REMICs Ser. 17-66, IO, 4.50%, 9/25/47	1,088,274	151,899
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	925,781	157,485
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	782,504	83,081
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	653,867	59,663
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	211,756	8,812
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	398,958	31,208
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	1,904,245	132,783
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	550,060	37,303
REMICs Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	166,562	10,827
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	498,349	38,108
REMICs Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	732,480	49,506
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	262,917	20,458
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	589,989	49,412
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	249,748	20,428
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	143,404	5,897
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	238,002	11,141
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	341,483	15,347
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	321,968	18,645
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	183,076	5,602
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	279,416	9,349
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	147,346	4,111
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	403,594	18,862
REMICs FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%), 1.877%, 8/27/36	1,868,618	1,510,164
Trust FRB Ser. 03-W8, Class 3F2, (1 Month US LIBOR + 0.35%), 1.297%, 5/25/42	3,070	3,048
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	28,433	27,634
REMICs Ser. 07-44, Class CO, PO, zero %, 5/25/37	9,413	8,474
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	360,286	73,228
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.71%), 6.00%, 11/16/36	59,298	1,191
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 5.927%, 12/20/43	294,857	61,183
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 5.827%, 4/20/38	753,850	181,439
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	418,906	84,373
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.445%, 1/16/44	693,406	137,560
IFB Ser. 19-158, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.445%, 9/16/43	1,293,183	275,637
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.427%, 6/20/48	694,268	101,692
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.427%, 6/20/43	1,403,762	279,186
IFB Ser. 18-148, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.395%, 2/16/46	703,521	143,430
IFB Ser. 19-123, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.377%, 10/20/49	1,540,325	214,054
IFB Ser. 19-56, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.377%, 5/20/49	2,034,206	265,787
IFB Ser. 19-100, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.327%, 8/20/49	926,639	148,547
IFB Ser. 19-83, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.327%, 7/20/49	1,562,159	194,301
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.277%, 1/20/50	1,151,447	219,859
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.277%, 10/20/49	1,021,987	291,352
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.277%, 12/2/21	96,997	12,394
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.227%, 10/20/49	398,575	110,554
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	667,086	115,826
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	296,322	51,856
Ser. 14-76, IO, 5.00%, 5/20/44	369,945	68,128
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	271,304	41,445
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	159,989	29,592
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	119,636	21,581
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	177,884	32,600
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	559,752	103,215
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	440,165	78,679
Ser. 18-1, IO, 4.50%, 1/20/48	705,790	81,643
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	141,787	12,301
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	424,795	68,704
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	1,194,477	193,809
Ser. 12-129, IO, 4.50%, 11/16/42	336,548	59,212
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	579,543	100,978
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	409,843	38,968
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	244,423	38,345
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	147,380	23,104
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	119,082	19,481
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	133,839	25,095
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	507,815	96,124
Ser. 16-69, IO, 4.00%, 5/20/46	630,369	77,220
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	385,459	69,115
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	622,872	44,879
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	597,574	99,395
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	139,039	17,787
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	385,486	57,563
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	1,403,029	226,238
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	171,243	23,623
Ser. 14-104, IO, 4.00%, 3/20/42	406,741	47,182
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	150,384	5,259
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	183,823	8,308
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39	152,473	2,940
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	592,909	57,926
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	392,172	10,324
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	498,443	41,102
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	326,932	28,607
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	470,090	41,091
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	221,220	20,879
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	115,948	10,725
Ser. 12-136, IO, 3.50%, 11/20/42	488,946	58,575
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	981,552	63,801
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	153,265	10,831
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	493,050	37,759
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	357,702	8,728
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	439,948	20,192
Ser. 16-H18, Class QI, IO, 3.072%, 6/20/66(WAC)	1,261,341	136,316
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	590,361	17,599
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	178,717	8,410
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	415,243	34,444
Ser. 16-H24, Class KI, IO, 2.996%, 11/20/66(WAC)	732,314	85,506
Ser. 17-H03, Class CI, IO, 2.874%, 12/20/66(WAC)	685,657	73,941
Ser. 16-H14, Class AI, IO, 2.794%, 6/20/66(WAC)	866,122	81,177
Ser. 17-H25, Class AI, IO, 2.775%, 12/20/67(WAC)	486,599	52,784
Ser. 18-H02, IO, 2.717%, 1/20/68(WAC)	416,011	41,327
FRB Ser. 15-H16, Class XI, IO, 2.674%, 7/20/65(WAC)	757,421	67,486
Ser. 16-H13, Class IK, IO, 2.621%, 6/20/66(WAC)	1,213,990	140,136
Ser. 15-H22, Class GI, IO, 2.586%, 9/20/65(WAC)	1,287,050	121,240
Ser. 15-H13, Class AI, IO, 2.57%, 6/20/65(WAC)	1,198,673	105,924
Ser. 16-H23, Class NI, IO, 2.51%, 10/20/66(WAC)	1,816,559	155,861
Ser. 16-H17, Class DI, IO, 2.507%, 7/20/66(WAC)	1,251,408	112,653
Ser. 15-H10, Class HI, IO, 2.503%, 4/20/65(WAC)	2,074,949	170,146
Ser. 17-H04, Class BI, IO, 2.466%, 2/20/67(WAC)	923,096	110,386
Ser. 16-H27, Class GI, IO, 2.391%, 12/20/66(WAC)	1,468,355	174,360
Ser. 16-H04, Class HI, IO, 2.382%, 7/20/65(WAC)	834,163	56,139
Ser. 17-H25, Class CI, IO, 2.373%, 12/20/67(WAC)	1,618,891	214,974
Ser. 15-H20, Class CI, IO, 2.371%, 8/20/65(WAC)	1,336,413	119,446
Ser. 17-H20, Class AI, IO, 2.354%, 10/20/67(WAC)	2,235,785	243,840
Ser. 18-H02, Class IM, IO, 2.338%, 2/20/68(WAC)	805,005	106,101
Ser. 18-H01, Class XI, IO, 2.336%, 1/20/68(WAC)	1,186,741	162,879
Ser. 16-H06, Class DI, IO, 2.33%, 7/20/65	1,300,517	91,451
Ser. 16-H24, Class JI, IO, 2.302%, 11/20/66(WAC)	577,863	67,303
Ser. 16-H07, Class PI, IO, 2.279%, 3/20/66(WAC)	2,315,806	234,297
Ser. 17-H25, IO, 2.262%, 11/20/67(WAC)	957,624	94,565
Ser. 17-H14, Class LI, IO, 2.25%, 6/20/67(WAC)	777,398	88,348
Ser. 17-H06, Class MI, IO, 2.246%, 2/20/67(WAC)	1,616,448	157,258
Ser. 17-H03, Class KI, IO, 2.237%, 1/20/67(WAC)	1,482,544	173,378
Ser. 17-H14, Class JI, IO, 2.19%, 6/20/67(WAC)	539,440	69,214
Ser. 16-H24, IO, 2.132%, 9/20/66(WAC)	914,815	92,594
Ser. 15-H22, Class AI, IO, 2.116%, 9/20/65(WAC)	1,488,569	119,979
Ser. 16-H11, Class HI, IO, 2.102%, 1/20/66(WAC)	2,848,085	208,548
Ser. 16-H06, Class HI, IO, 2.08%, 2/20/66	1,082,697	87,937
Ser. 15-H25, Class BI, IO, 2.049%, 10/20/65(WAC)	899,933	69,925
Ser. 15-H24, Class HI, IO, 2.04%, 9/20/65(WAC)	1,103,876	67,127
Ser. 15-H23, Class TI, IO, 1.973%, 9/20/65(WAC)	968,107	70,769
Ser. 17-H16, Class HI, IO, 1.881%, 8/20/67(WAC)	828,323	72,089
Ser. 17-H09, IO, 1.818%, 4/20/67(WAC)	884,892	79,777
Ser. 16-H03, Class AI, IO, 1.778%, 1/20/66(WAC)	1,390,794	121,913
Ser. 14-H25, Class BI, IO, 1.755%, 12/20/64(WAC)	1,036,996	73,307
Ser. 16-H10, Class AI, IO, 1.741%, 4/20/66(WAC)	1,239,987	84,138
Ser. 17-H10, Class MI, IO, 1.715%, 4/20/67(WAC)	1,038,646	75,613
Ser. 17-H08, Class NI, IO, 1.715%, 3/20/67(WAC)	945,939	76,905
Ser. 14-H21, Class AI, IO, 1.711%, 10/20/64(WAC)	1,382,397	109,751
Ser. 16-H06, Class AI, IO, 1.665%, 2/20/66	754,064	67,670
Ser. 14-H18, Class CI, IO, 1.653%, 9/20/64(WAC)	934,938	70,298
Ser. 17-H06, Class EI, IO, 1.647%, 2/20/67(WAC)	604,935	35,760
Ser. 15-H04, Class AI, IO, 1.632%, 12/20/64(WAC)	1,038,746	83,781
Ser. 16-H04, Class KI, IO, 1.581%, 2/20/66(WAC)	1,518,370	111,283
Ser. 18-H05, Class ID, IO, 1.576%, 3/20/68(WAC)	541,721	64,089
Ser. 16-H08, Class GI, IO, 1.492%, 4/20/66(WAC)	864,248	43,572
Ser. 17-H08, Class EI, IO, 1.461%, 2/20/67(WAC)	1,244,557	141,855
Ser. 17-H08, Class GI, IO, 1.41%, 2/20/67(WAC)	925,680	127,274
FRB Ser. 11-H07, Class FI, IO, 1.303%, 2/20/61(WAC)	3,020,914	77,335
Ser. 10-151, Class KO, PO, zero %, 6/16/37	23,844	22,207
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,363	1,218

		20,665,785
Commercial mortgage-backed securities (8.8%)
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.437%, 1/12/45(WAC)	71,000	49,700
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.288%, 8/10/46(WAC)	101,000	79,854
FRB Ser. 14-CR17, Class D, 4.848%, 5/10/47(WAC)	228,000	197,009
FRB Ser. 14-CR17, Class E, 4.848%, 5/10/47(WAC)	124,000	99,374
FRB Ser. 13-CR6, Class D, 4.108%, 3/10/46(WAC)	160,000	148,530
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.271%, 4/15/50(WAC)	101,000	93,019
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.335%, 8/10/44(WAC)	167,000	151,926
Federal National Mortgage Association 144A
Multifamily Connecticut Avenue Securities Trust FRB Ser. 20-01, Class M10, 4.65%, 3/25/50	171,000	120,265
Multifamily Connecticut Avenue Securities Trust FRB Ser. 19-01, Class M10, 4.197%, 10/15/49	446,000	468,579
Multifamily Connecticut Avenue Securities Trust FRB Ser. 19-01, Class M7, 2.647%, 10/15/49	87,313	87,906
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.989%, 1/10/47(WAC)	155,000	140,798
FRB Ser. 14-GC22, Class C, 4.691%, 6/10/47(WAC)	85,000	63,816
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	329,000	226,194
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C18, Class C, 4.804%, 2/15/47(WAC)	110,000	102,334
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.702%, 8/15/46(WAC)	229,000	198,777
FRB Ser. 14-C25, Class D, 3.946%, 11/15/47(WAC)	139,000	86,044
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	173,402	166,571
FRB Ser. 13-LC11, Class D, 4.168%, 4/15/46(WAC)	168,000	136,726
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.664%, 2/15/46(WAC)	245,000	236,610
FRB Ser. 10-C2, Class D, 5.636%, 11/15/43(WAC)	131,000	105,780
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	128,147	99,294
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 4.909%, 4/15/47(WAC)	180,000	153,533
FRB Ser. 13-C10, Class F, 4.083%, 7/15/46(WAC)	141,000	99,762
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.245%, 7/15/49(WAC)	148,000	135,046
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.572%, 5/10/45(WAC)	281,000	210,750
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	289,000	247,053
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class D, 4.476%, 12/10/45(WAC)	109,000	87,773
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.051%, 1/10/45(WAC)	181,000	172,270
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 12-C9, Class D, 4.811%, 11/15/45(WAC)	290,000	238,404

		4,403,697
Residential mortgage-backed securities (non-agency) (17.0%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 1.817%, 5/25/47	541,881	274,799
Arroyo Mortgage Trust 144A Ser. 18-1, Class A3, 4.157%, 4/25/48(WAC)	91,251	88,172
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.028%, 11/28/36	450,000	416,160
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 3.762%, 10/25/35(WAC)	193,227	163,515
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 4.297%, 10/25/27 (Bermuda)	150,000	118,569
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 2.547%, 8/25/28 (Bermuda)	190,000	161,595
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 1.187%, 6/25/36	490,000	404,806
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 1.127%, 11/25/47	263,105	197,372
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR5, Class 1A1A, 4.021%, 4/25/37(WAC)	310,983	260,438
Countrywide Alternative Loan Trust
FRB Ser. 07-OA6, Class A1A, (1 Month US LIBOR + 0.14%), 1.087%, 6/25/37	59,737	47,001
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.953%, 2/20/47	268,514	178,529
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (1 Month US LIBOR + 0.18%), 1.127%, 6/25/47	372,604	314,473
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR + 2.85%), 4.926%, 1/25/30	182,000	112,600
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 9.747%, 3/25/28	247,685	159,204
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.947%, 12/25/28	359,645	341,682
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 5.697%, 10/25/24	213,033	206,636
Structured Agency Credit Risk Debt FRN Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 5.497%, 10/25/24	139,383	130,323
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	50,000	43,076
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 4.747%, 3/25/25	144,649	137,866
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 4.397%, 10/25/29	250,000	221,350
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 4.097%, 7/25/30	250,000	121,148
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 3.597%, 12/25/29	250,000	211,511
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 3.247%, 9/25/30	183,721	155,813
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (1 Month US LIBOR + 12.25%), 13.197%, 2/25/49	50,000	20,083
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.947%, 10/25/48	93,000	53,999
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 11.697%, 1/25/49	32,000	18,352
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 11.447%, 3/25/49	114,000	64,718
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 9.097%, 7/25/49	34,000	17,956
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 8.697%, 9/25/48	330,000	119,401
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2, (1 Month US LIBOR + 6.25%), 7.197%, 10/25/49	90,000	35,334
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (1 Month US LIBOR + 4.80%), 6.427%, 9/25/47	29,000	10,702
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 5.597%, 1/25/49	50,000	24,033
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 5.297%, 3/25/49	60,000	28,403
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 5.197%, 10/25/48	144,000	72,160
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	69,000	53,397
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	70,000	59,600
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 4.647%, 12/25/30	410,000	196,864
Structured Agency Credit Risk Debt FRN Ser. 19-HQA3, Class B1, (1 Month US LIBOR + 3.00%), 3.947%, 9/25/49	231,000	102,920
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 3.597%, 1/25/49	76,000	66,879
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 3.397%, 3/25/49	140,972	107,905
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 3.297%, 2/25/49	195,567	163,691
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 3.097%, 12/25/30	45,000	37,079
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 13.197%, 9/25/28	51,775	34,113
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 12.697%, 10/25/28	155,338	101,306
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 11.697%, 1/25/29	9,974	6,327
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.947%, 9/25/28	106,061	103,467
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 6.647%, 4/25/28	54,612	53,917
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 6.447%, 9/25/29	44,000	24,724
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 6.247%, 10/25/28	162,066	157,779
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 5.447%, 12/25/30	225,000	114,440
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 5.397%, 5/25/30	158,000	83,051
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 5.397%, 2/25/30	60,000	32,280
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 5.397%, 1/25/29	25,900	24,719
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 5.197%, 1/25/31	90,000	45,198
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 5.097%, 2/25/30	200,000	105,933
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (1 Month US LIBOR + 4.10%), 5.047%, 3/25/31	59,000	29,210
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.947%, 5/25/30	220,000	114,156
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 4.497%, 7/25/30	379,000	184,369
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 4.497%, 7/25/29	194,798	173,913
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 3.497%, 12/25/30	5,295	4,342
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 3.297%, 1/25/31	84,000	70,560
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 3.197%, 7/25/30	25,000	21,533
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 3.147%, 8/25/30	269,492	224,508
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (1 Month US LIBOR + 5.25%), 6.197%, 6/25/39	420,000	191,390
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (1 Month US LIBOR + 4.35%), 5.297%, 7/25/31	47,000	25,384
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1B1, (1 Month US LIBOR + 4.10%), 5.047%, 7/25/39	98,000	55,776
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (1 Month US LIBOR + 3.00%), 4.661%, 1/25/40	35,000	14,182
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (1 Month US LIBOR + 0.16%), 1.107%, 11/25/36	119,621	94,327
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	100,000	78,000
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (1 Month US LIBOR + 0.93%), 1.877%, 11/25/34	48,069	45,773
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 3.065%, 2/26/37	113,924	97,368
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 3.797%, 7/25/28 (Bermuda)	220,000	164,249
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 1.067%, 8/25/36	51,052	42,067
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.863%, 10/25/35(WAC)	79,551	70,077
FRB Ser. 05-AR14, Class 1A2, 3.835%, 12/25/35(WAC)	4,064	3,709
FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR + 0.92%), 2.547%, 7/25/45	103,425	96,644
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (1 Month US LIBOR + 0.23%), 1.177%, 4/25/37	85,393	76,969

		8,485,874

Total mortgage-backed securities (cost $39,194,432)		$33,555,356

PURCHASED SWAP OPTIONS OUTSTANDING (4.8%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
(1.465)/3 month USD-LIBOR-BBA/Apr-50	Apr-20/1.465	$471,300	$33
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	1,397,200	77,293
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	1,397,200	73,744
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	7,210,300	72,319
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	1,397,200	4,038
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	1,397,200	894
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	7,210,300	7
Goldman Sachs International
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	1,045,200	6,762
JPMorgan Chase Bank N.A.
(1.042)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/1.042	1,372,100	70,649
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101	1,323,900	64,937
1.33/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.33	5,588,600	57,004
Morgan Stanley & Co. International PLC
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	3,267,200	648,082
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	790,100	380,449
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	790,100	378,576
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75	790,100	337,562
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	951,100	86,816
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	951,100	27,097
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	3,267,200	1,503
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904	447,900	1,057
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04	105,000	14,055
(1.12625)/3 month USD-LIBOR-BBA/Apr-30 (Canada)	Apr-20/1.12625	1,244,700	1,207
UBS AG
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025	7,498,800	89,239
(0.895)/3 month USD-LIBOR-BBA/Apr-30	Apr-20/0.895	723,000	2,176
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025	7,498,800	8

Total purchased swap options outstanding (cost $966,386)			$2,395,507

PURCHASED OPTIONS OUTSTANDING (3.0%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.00% TBA commitments (Call)	May-20/$104.56	$5,000,000	$5,000,000	$52,485
Government National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Apr-20/103.72	7,000,000	7,000,000	121,912
Government National Mortgage Association 30 yr 4.00% TBA commitments (Call)	Apr-20/102.81	6,000,000	6,000,000	206,178
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	May-20/102.81	7,000,000	7,000,000	50,337
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Apr-20/103.00	34,000,000	34,000,000	621,350
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Apr-20/101.91	3,000,000	3,000,000	87,627
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Apr-20/104.03	19,000,000	19,000,000	323,475
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Apr-20/105.63	5,000,000	5,000,000	54,665

Total purchased options outstanding (cost $182,813)				$1,518,029

ASSET-BACKED SECURITIES (2.5%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 1.797%, 11/25/51	$199,333	$199,333
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 1.747%, 6/25/52	152,000	152,000
Station Place Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 1.755%, 3/26/21	112,000	112,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 1.679%, 10/24/20	134,000	134,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 1.629%, 9/24/20	275,000	275,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 1.629%, 6/24/20	275,000	275,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 1.597%, 8/25/52	95,333	95,333

Total asset-backed securities (cost $1,242,666)		$1,242,666

SHORT-TERM INVESTMENTS (28.5%)(a)
		Principal amount/ shares	Value
Interest in $210,500,000 joint tri-party repurchase agreement dated 3/31/20 with HSBC Bank USA, National Association due 4/1/20 - maturity value of $3,155,001 for an effective yield of 0.010% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 6.000% and due dates ranging from 6/1/24 to 2/1/50, valued at $214,710,060)		$3,155,000	$3,155,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.32%(P)	Shares	2,466,000	2,466,000
U.S. Treasury Bills 0.595%, 4/7/20		$287,000	286,997
U.S. Treasury Bills 1.564%, 5/7/20(SEGSF)(SEGCCS)		767,000	766,951
U.S. Treasury Bills 1.573%, 5/21/20(SEGSF)(SEGCCS)		675,000	674,939
U.S. Treasury Bills 1.618%, 4/16/20(SEG)(SEGSF)		242,000	241,992
U.S. Treasury Bills 0.203%, 7/9/20(SEGSF)		476,000	475,900
U.S. Treasury Bills 1.564%, 6/18/20(SEGCCS)		101,000	100,980
U.S. Treasury Bills 1.562%, 6/4/20(SEGCCS)		156,000	155,980
U.S. Treasury Bills 1.399%, 4/21/20		35,000	34,999
U.S. Treasury Bills 0.628%, 6/11/20(SEGSF)(SEGCCS)		396,000	395,929
U.S. Treasury Bills 0.502%, 5/5/20(SEGSF)(SEGCCS)		458,000	457,972
U.S. Treasury Bills 0.407%, 4/14/20		21,000	20,999
U.S. Treasury Bills 0.403%, 4/28/20(SEGSF)		468,000	467,988
U.S. Treasury Bills 0.310%, 7/23/20(SEGSF)(SEGCCS)		611,000	610,844
U.S. Treasury Bills 0.164%, 6/25/20(SEGSF)(SEGTBA)		942,000	941,852
U.S. Treasury Bills 0.005%, 9/10/20(SEGSF)		516,000	515,735
U.S. Treasury Bills 0.011%, 8/6/20(SEGSF)		556,000	555,833
U.S. Treasury Bills zero%, 8/20/20(SEGSF)(SEGCCS)(SEGTBA)		674,000	673,769
U.S. Treasury Bills zero%, 8/13/20(SEGSF)(SEGTBA)		1,205,000	1,204,651

Total short-term investments (cost $14,201,347)			$14,205,310
TOTAL INVESTMENTS

Total investments (cost $97,446,782)			$95,468,987

FUTURES CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Long)	2	$443,750	$443,750	Jun-20	$38,058
U.S. Treasury Note 2 yr (Short)	201	44,296,945	44,296,945	Jun-20	10,540
U.S. Treasury Note 5 yr (Short)	13	1,629,672	1,629,672	Jun-20	(49,600)

Unrealized appreciation					48,598

Unrealized (depreciation)					(49,600)

Total					$(1,002)

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/20 (premiums $1,571,398) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
1.17/3 month USD-LIBOR-BBA/Apr-25	Apr-20/1.17	$2,433,000	$2
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805	1,397,200	3,982
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	721,000	27,867
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	721,000	83,059
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805	1,397,200	149,431
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823	4,180,800	3,428
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	2,064,300	12,179
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	2,064,300	409,619
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	810,300	891
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	810,300	7,382
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	574,100	17,286
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	320,000	17,414
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	320,000	17,629
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	574,100	19,123
(0.83)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/0.83	5,588,600	29,508
(0.442)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/0.442	1,372,100	34,577
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785	2,647,700	78,001
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664	1,791,800	251
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	891,000	9,266
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	891,000	9,516
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	951,100	17,738
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	951,100	78,066
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	891,000	175,518
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	891,000	178,494
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	790,100	317,897
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	790,100	372,674
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	790,100	375,108
Toronto-Dominion Bank
0.92/3 month USD-LIBOR-BBA/Apr-22	Apr-20/0.92	5,974,600	6
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	47,500	8,352
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	94,900	11,253
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05	1,385,000	12,562
UBS AG
(0.895)/3 month USD-LIBOR-BBA/Apr-30	Apr-20/0.895	723,000	15,082
(0.7275)/3 month USD-LIBOR-BBA/Apr-30	Apr-20/0.7275	1,791,000	17,785
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	836,400	23,227
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	836,400	99,943

Total			$2,634,116

WRITTEN OPTIONS OUTSTANDING at 3/31/20 (premiums $182,813) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-20/$104.56	$5,000,000	$5,000,000	$1,015
Government National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Apr-20/103.72	7,000,000	7,000,000	7
Government National Mortgage Association 30 yr 4.00% TBA commitments (Put)	Apr-20/102.81	6,000,000	6,000,000	6
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	May-20/102.81	7,000,000	7,000,000	8,855
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Apr-20/103.00	34,000,000	34,000,000	34
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Apr-20/101.91	3,000,000	3,000,000	3
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Apr-20/104.03	19,000,000	19,000,000	19
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Put)	Apr-20/105.63	5,000,000	5,000,000	5

Total				$9,944

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	$4,197,400	$(472,139)	$468,346
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	4,806,000	(44,335)	123,178
2.027/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/2.027	1,058,800	(24,352)	112,709
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	671,400	(87,450)	18,698
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	503,600	(11,394)	(2,775)
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	671,400	(87,450)	(14,126)
(2.027)/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/2.027	1,058,800	(24,352)	(24,098)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	503,600	(236,781)	(40,066)
(3.312)/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	4,197,400	(95,950)	(41,428)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	4,806,000	(44,335)	(42,581)
3.195/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	1,981,700	64,857	30,300
(3.195)/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	1,981,700	529,234	(676,770)
Citibank, N.A.
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	4,505,600	(60,375)	225,776
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	65,919
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	(25,504)
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	4,505,600	(60,375)	(60,375)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	3,364,200	30,782	23,280
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	3,364,200	30,782	(23,987)
Goldman Sachs International
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	4,505,600	(60,600)	223,298
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	313,700	(28,766)	56,911
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	53,321
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13	686,500	(9,697)	(8,959)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	(23,125)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	313,700	(46,898)	(25,391)
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	4,505,600	(60,600)	(60,555)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	448,838
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	2,042,400	(290,082)	318,145
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(36,640)	70,249
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	301,600	(34,835)	66,358
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(22,854)	41,228
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	2,042,400	(2,492)	(2,328)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	301,600	(34,835)	(19,972)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(25,430)	(21,451)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(41,122)	(29,560)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	(154,854)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	2,042,400	22,405	14,440
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	2,042,400	204	204
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	2,042,400	78,796	(79,327)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	2,042,400	231,812	(228,157)
Morgan Stanley & Co. International PLC
2.8025/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	1,376,200	(283,485)	423,773
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	3,468,500	(19,111)	67,150
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(25,501)	62,101
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	34,689
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	3,267,200	(637,698)	8,625
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	3,267,200	(5,356)	(3,986)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	(7,050)
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	3,468,500	(19,111)	(19,111)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(36,308)	(30,182)
(2.8025)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	1,376,200	(76,160)	(38,313)
2.7875/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	1,238,600	85,457	34,966
(2.7875)/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	1,238,600	262,693	(381,860)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	951,100	(26,089)	60,728
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	951,100	(69,549)	(42,362)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	2,021,100	60,039	51,801
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	2,021,100	16,157	(62,695)
Wells Fargo Bank, N.A.
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	264,700	(22,367)	78,859
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	264,700	(22,367)	(17,455)

Unrealized appreciation				3,183,890

Unrealized (depreciation)				(2,208,403)

Total				$975,487

TBA SALE COMMITMENTS OUTSTANDING at 3/31/20 (proceeds receivable $28,819,336) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.00%, 4/1/50	$6,000,000	4/21/20	$6,374,063
Government National Mortgage Association, 3.00%, 4/1/50	5,000,000	4/21/20	5,285,938
Uniform Mortgage-Backed Securities, 3.50%, 4/1/50	2,000,000	4/15/20	2,114,375
Uniform Mortgage-Backed Securities, 3.00%, 4/1/50	8,000,000	4/15/20	8,385,000
Uniform Mortgage-Backed Securities, 2.50%, 4/1/50	7,000,000	4/15/20	7,250,468

Total			$29,409,844

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$508,000	$322,180		$(17)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$327,598
		2,042,400	420,939		(29)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(426,634)
		1,127,400	237,443		(16)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	238,926
		1,633,900	370,353		(36,070)	12/3/29	3 month USD-LIBOR-BBA — Quarterly	3.096% — Semiannually	348,939
		191,900	8,062	(E)	(1)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	8,061
		496,600	20,423	(E)	(3)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(20,426)
		294,100	51,233		(4)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(51,618)
		2,376,000	461,236		48,379	2/20/30	2.7225% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(415,638)
		2,376,000	461,348		48,528	3/2/30	2.715% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(414,887)
		1,039,500	66,821	(E)	(210)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	66,611
		359,400	15,081	(E)	(61)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	15,020
		318,200	64,774		(5)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	65,101
		835,800	158,671		(12)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(159,330)
		271,600	127,647	(E)	(9)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(127,656)
		825,700	139,448		(425)	3/26/30	2.44% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(139,982)
		647,500	23,785	(E)	(4)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	23,782
		950,400	35,084	(E)	(5)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	35,079
		1,115,200	150,050		(16)	3/4/30	2.098% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(150,733)
		229,300	32,263	(E)	(5)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	32,258
		705,700	99,472	(E)	(10)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(99,482)
		1,219,900	172,911	(E)	—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(172,911)
		514,200	204,647	(E)	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(204,647)
		658,600	43,402	(E)	(7)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	43,394
		55,100	20,390	(E)	(2)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(20,392)
		129,800	17,166	(E)	(2)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(17,168)
		199,100	24,455	(E)	(3)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(24,458)
		18,000	6,375	(E)	(1)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,376)
		1,364,300	34,439	(E)	(8)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(34,447)
		210,100	26,340	(E)	(3)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(26,343)
		334,100	119,889	(E)	(11)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(119,901)
		561,600	148,265	(E)	(19)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(148,284)
		476,200	36,632	(E)	(7)	8/28/30	1.5095% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(36,638)
		419,900	77,464	(E)	(14)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(77,478)
		4,505,600	202,265		(36)	9/30/24	1.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(202,145)
		4,505,600	207,776		(36)	10/1/24	1.53% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(220,773)
		61,220,500	1,437,274		(52,197)	3/18/22	1.60% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,503,668)
		2,982,700	900,877		(20,769)	3/18/50	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	881,230
		12,074,600	1,228,204		75,374	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.75% — Semiannually	1,307,033
		1,918,000	205,903		(25)	12/17/29	1.8252% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(215,368)
		952,900	50,955		12,331	3/18/25	1.58% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(38,838)
		433,500	128,555		25,909	3/18/50	1.98% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(102,806)
		1,372,900	136,959		15,189	3/18/30	1.73% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(122,153)
		1,912,000	199,529		(25)	12/18/29	3 month USD-LIBOR-BBA — Quarterly	1.7945% — Semiannually	208,659
		20,866,000	1,162,194		(59,943)	3/18/25	1.625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,227,165)
		206,000	22,843	(E)	(3)	12/21/30	3 month USD-LIBOR-BBA — Quarterly	1.88% — Semiannually	22,840
		4,871,000	105,170		(18)	12/23/21	1.7025% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(126,308)
		491,700	48,460		(7)	1/8/30	1.744% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(48,296)
		1,287,300	121,389		(2,763)	1/28/30	3 month USD-LIBOR-BBA — Quarterly	1.698% — Semiannually	118,342
		33,100	9,427	(E)	(1)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,428)
		521,000	52,737		(173)	1/16/30	1.771% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(52,806)
		958,800	95,308		(13)	1/31/30	1.7505% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(95,230)
		753,300	74,698		(10)	1/31/30	1.748% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(74,634)
		1,712,100	159,842		(2,762)	1/31/30	3 month USD-LIBOR-BBA — Quarterly	1.688% — Semiannually	156,741
		983,000	98,059		(13)	1/23/30	1.755% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(97,928)
		18,800	5,078	(E)	(1)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	5,077
		376,000	79,927		(13)	2/4/50	3 month USD-LIBOR-BBA — Quarterly	1.682% — Semiannually	79,873
		943,800	68,930		(6,407)	2/18/30	1.4765% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(75,095)
		1,279,000	94,320		(17)	2/5/30	3 month USD-LIBOR-BBA — Quarterly	1.485% — Semiannually	93,794
		1,503,000	128,755		(20)	2/7/30	3 month USD-LIBOR-BBA — Quarterly	1.608% — Semiannually	128,433
		1,629,000	129,970		(22)	2/11/30	3 month USD-LIBOR-BBA — Quarterly	1.547% — Semiannually	129,532
		576,000	134,763		(20)	2/18/50	1.7595% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(134,830)
		4,390,000	360,502		(58)	2/18/30	3 month USD-LIBOR-BBA — Quarterly	1.57% — Semiannually	359,806
		236,500	21,274	(E)	(8)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(21,282)
		176,500	5,855	(E)	(3)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	5,853
		6,772,000	24,400	(E)	(26)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(24,425)
		14,651,200	37,741	(E)	(55)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(37,797)
		1,169,000	57,101	(E)	(40)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	57,061
		98,700	4,743	(E)	(3)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,746)
		787,000	17,944		(27)	3/10/50	0.8155% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	17,974
		177,700	2,920	(E)	(6)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,914
		804,000	107		(11)	3/11/30	0.70792% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	140
		804,000	567		(11)	3/11/30	0.7165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(537)
		132,100	7,735	(E)	(5)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	7,731
		1,000,000	45,763		(34)	3/12/50	0.73081% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	45,779
		342,000	21,064		(12)	3/16/50	0.6725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	21,069
		228,000	12,481	(E)	(8)	4/16/50	0.7025% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	12,474
		1,328,000	9,568		(11)	3/16/25	0.638% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,495)
		663,000	5,989		(5)	3/16/25	0.675% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,963)
		1,646,000	24,438		(22)	3/16/30	0.86% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(24,508)
		316,000	3,006		(11)	3/16/50	0.8625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,986
		721,000	8,825		(6)	3/17/25	0.744% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,786)
		721,000	9,448		(6)	3/17/25	0.7615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,414)
		720,000	8,848		(6)	3/17/25	0.745% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,810)
		815,000	13,333		(11)	3/17/30	0.8775% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,336)
		815,000	13,214		(11)	3/17/30	0.876% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,216)
		498,700	9,313	(E)	(7)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	9,306
		38,324,000	43,229	(E)	(54,120)	6/17/22	3 month USD-LIBOR-BBA — Quarterly	0.40% — Semiannually	(10,891)
		330,000	12,849		(11)	3/19/50	3 month USD-LIBOR-BBA — Quarterly	0.7575% — Semiannually	(12,902)
		330,000	11,265		(11)	3/19/50	3 month USD-LIBOR-BBA — Quarterly	0.775% — Semiannually	(11,316)
		330,000	6,967		(11)	3/19/50	3 month USD-LIBOR-BBA — Quarterly	0.8225% — Semiannually	(7,013)
		557,600	21,763		(7)	3/27/30	3 month USD-LIBOR-BBA — Quarterly	1.1175% — Semiannually	21,726
		557,600	20,258		(7)	3/27/30	1.09% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(20,234)
		16,600	563		—	4/2/30	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	562
		249,000	7,369		(3)	3/23/30	1.02% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,355)
		249,000	6,881		(3)	3/23/30	1.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,865)
		249,000	6,392		(3)	3/23/30	0.98% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,375)
		103,300	253	(E)	(1)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	251
		52,000	24	(E)	(1)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(24)
		1,064,000	1,790		(14)	3/27/30	3 month USD-LIBOR-BBA — Quarterly	0.73705% — Semiannually	1,675
		532,000	288		(7)	3/27/30	3 month USD-LIBOR-BBA — Quarterly	0.71439% — Semiannually	(347)
		532,000	110		(7)	3/27/30	3 month USD-LIBOR-BBA — Quarterly	0.7178% — Semiannually	(166)
		281,000	4,891		(10)	3/30/50	3 month USD-LIBOR-BBA — Quarterly	0.8385% — Semiannually	(4,916)
		673,000	4,605		(9)	3/31/30	3 month USD-LIBOR-BBA — Quarterly	0.655% — Semiannually	(4,641)
		334,000	14,085	(E)	(11)	5/1/50	3 month USD-LIBOR-BBA — Quarterly	0.7475% — Semiannually	(14,097)
		1,215,000	830		(5)	4/1/22	3 month USD-LIBOR-BBA — Quarterly	0.495% — Semiannually	825
		1,172,000	734		(4)	4/1/22	3 month USD-LIBOR-BBA — Quarterly	0.4921% — Semiannually	729
		1,020,000	2,081		(8)	4/1/25	3 month USD-LIBOR-BBA — Quarterly	0.4825% — Semiannually	(2,089)
		636,000	661		(8)	4/2/30	0.71% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	653
		622,000	1,001		(8)	4/2/30	0.70418% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	993
		651,000	905		(8)	4/2/30	0.7065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	898

	Total				$(11,243)				$(2,626,718)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$22,726	$19,402	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(3,052)
16,951	14,471	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,276)
Barclays Bank PLC
198,150	198,959	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	1,110
29,958	30,080	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	168
140,659	140,316	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(100)
5,861	5,847	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(4)
3,664,709	3,629,185	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(28,481)
225,568	223,378	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,756)
41,196	41,160	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	46
190,083	190,444	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(798)
3,087,102	3,124,227	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(44,594)
1,243	1,028	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(202)
20,690	17,809	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,637)
28,127	24,013	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,777
15,051	13,010	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,842
12,881	11,501	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,225)
17,942	16,601	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,127)
1,275	1,180	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(80)
Citibank, N.A.
41,790	41,385	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(325)
Credit Suisse International
20,043	16,767	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3,056)
8,964	6,932	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,929)
2,655	2,196	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(431)
41,793	36,013	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,285)
19,464	16,617	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,614)
12,349	9,750	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,446)
9,010	7,114	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,785)
33,020	28,190	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,434
22,756	19,670	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	2,786
Goldman Sachs International
11,181	11,316	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(162)
29,825	30,184	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(431)
82,756	83,752	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,195)
220,289	222,938	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,182)
301,751	305,380	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,359)
37,764	29,845	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	7,533
51,345	44,196	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,545)
51,345	44,196	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,545)
40,552	34,906	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,169)
38,000	32,709	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,844)
34,311	29,533	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,374)
10,449	9,156	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,168)
32,431	27,687	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,355
29,121	25,172	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	3,565
77,691	69,367	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(7,390)
54,539	48,696	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(5,187)
32,195	28,745	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(3,062)
125	112	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(12)
39,242	36,310	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2,466)
35,807	33,132	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2,250)
34,699	32,106	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2,180)
27,624	25,560	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,736)
7,824	7,239	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(492)
JPMorgan Chase Bank N.A.
31,763	27,117	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,266)
2,674	2,283	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(359)
29,097	25,151	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	3,562
JPMorgan Securities LLC
20,043	16,767	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3,056
22,055	19,004	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,789)
236,244	203,350	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	30,114

Upfront premium received		—	Unrealized appreciation			66,348

Upfront premium (paid)		—	Unrealized (depreciation)			(174,366)

	Total	$—			Total	$(108,018)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	$4,935	$75,000	$16,598	5/11/63	300 bp — Monthly	$(11,619)
	CMBX NA BBB-.6 Index	BBB-/P	6,792	103,000	22,794	5/11/63	300 bp — Monthly	(15,942)
	CMBX NA BBB-.6 Index	BBB-/P	8,101	119,000	26,335	5/11/63	300 bp — Monthly	(18,164)
	CMBX NA BBB-.6 Index	BBB-/P	438,238	6,882,000	1,522,987	5/11/63	300 bp — Monthly	(1,080,734)
	Credit Suisse International
	CMBX NA BB.7 Index	BB/P	2,541	19,000	6,376	1/17/47	500 bp — Monthly	(3,816)
	CMBX NA BBB-.6 Index	BBB-/P	300,774	3,201,000	708,381	5/11/63	300 bp — Monthly	(405,740)
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	BBB-/P	53,946	506,000	111,978	5/11/63	300 bp — Monthly	(57,736)
	Goldman Sachs International
	CMBX NA A.7 Index	A/P	(54)	37,000	2,812	1/17/47	200 bp — Monthly	(2,852)
	CMBX NA BB.6 Index	BB-/P	5,113	36,000	14,062	5/11/63	500 bp — Monthly	(8,913)
	CMBX NA BB.6 Index	BB-/P	9,595	69,000	26,951	5/11/63	500 bp — Monthly	(17,289)
	CMBX NA BBB-.6 Index	BBB-/P	142	1,000	221	5/11/63	300 bp — Monthly	(78)
	CMBX NA BBB-.6 Index	BBB-/P	717	14,000	3,098	5/11/63	300 bp — Monthly	(2,373)
	CMBX NA BBB-.6 Index	BBB-/P	1,416	16,000	3,541	5/11/63	300 bp — Monthly	(2,116)
	CMBX NA BBB-.6 Index	BBB-/P	1,416	16,000	3,541	5/11/63	300 bp — Monthly	(2,116)
	CMBX NA BBB-.6 Index	BBB-/P	2,017	24,000	5,311	5/11/63	300 bp — Monthly	(3,280)
	CMBX NA BBB-.6 Index	BBB-/P	2,486	49,000	10,844	5/11/63	300 bp — Monthly	(8,329)
	CMBX NA BBB-.6 Index	BBB-/P	6,787	51,000	11,286	5/11/63	300 bp — Monthly	(4,470)
	CMBX NA BBB-.6 Index	BBB-/P	6,829	51,000	11,286	5/11/63	300 bp — Monthly	(4,428)
	CMBX NA BBB-.6 Index	BBB-/P	3,030	60,000	13,278	5/11/63	300 bp — Monthly	(10,213)
	CMBX NA BBB-.6 Index	BBB-/P	9,181	79,000	17,483	5/11/63	300 bp — Monthly	(8,256)
	CMBX NA BBB-.6 Index	BBB-/P	24,037	208,000	46,030	5/11/63	300 bp — Monthly	(21,872)
	CMBX NA BBB-.6 Index	BBB-/P	31,021	309,000	68,382	5/11/63	300 bp — Monthly	(37,181)
	CMBX NA BBB-.6 Index	BBB-/P	50,168	470,000	104,011	5/11/63	300 bp — Monthly	(53,569)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	BB-/P	2,006	25,000	11,530	5/11/63	500 bp — Monthly	(9,500)
	CMBX NA BB.7 Index	BB/P	4,800	14,000	4,698	1/17/47	500 bp — Monthly	115
	CMBX NA BB.7 Index	BB/P	1,143	22,000	7,383	1/17/47	500 bp — Monthly	(6,219)
	CMBX NA BB.7 Index	BB/P	8,396	27,000	9,061	1/17/47	500 bp — Monthly	(639)
	CMBX NA BBB-.6 Index	BBB-/P	1,392	16,000	3,541	5/11/63	300 bp — Monthly	(2,140)
	CMBX NA BBB-.6 Index	BBB-/P	1,984	23,000	5,090	5/11/63	300 bp — Monthly	(3,093)
	CMBX NA BBB-.6 Index	BBB-/P	3,746	59,000	13,057	5/11/63	300 bp — Monthly	(9,276)
	CMBX NA BBB-.6 Index	BBB-/P	52,187	841,000	186,113	5/11/63	300 bp — Monthly	(133,435)
	Merrill Lynch International
	CMBX NA BB.6 Index	BB-/P	1,342	12,000	4,687	5/11/63	500 bp — Monthly	(3,334)
	CMBX NA BB.7 Index	BB/P	1,452	12,000	4,027	1/17/47	500 bp — Monthly	(2,563)
	CMBX NA BBB-.6 Index	BBB-/P	359	5,000	1,107	5/11/63	300 bp — Monthly	(744)
	CMBX NA BBB-.6 Index	BBB-/P	1,409	16,000	3,541	5/11/63	300 bp — Monthly	(2,122)
	CMBX NA BBB-.6 Index	BBB-/P	1,754	23,000	5,090	5/11/63	300 bp — Monthly	(3,322)
	CMBX NA BBB-.6 Index	BBB-/P	3,438	38,000	8,409	5/11/63	300 bp — Monthly	(4,949)
	CMBX NA BBB-.6 Index	BBB-/P	4,114	64,000	14,163	5/11/63	300 bp — Monthly	(10,012)
	CMBX NA BBB-.6 Index	BBB-/P	84,380	945,000	209,129	5/11/63	300 bp — Monthly	(124,198)
	Morgan Stanley & Co. International PLC
	CMBX NA A.7 Index	A/P	(2)	2,000	152	1/17/47	200 bp — Monthly	(153)
	CMBX NA A.7 Index	A/P	(5)	11,000	836	1/17/47	200 bp — Monthly	(837)
	CMBX NA A.7 Index	A/P	656	135,000	10,260	1/17/47	200 bp — Monthly	(9,552)
	CMBX NA BB.6 Index	BB-/P	1,468	7,000	2,734	5/11/63	500 bp — Monthly	(1,260)
	CMBX NA BB.6 Index	BB-/P	1,808	10,000	3,906	5/11/63	500 bp — Monthly	(2,089)
	CMBX NA BBB-.6 Index	BBB-/P	752	9,000	1,992	5/11/63	300 bp — Monthly	(1,235)
	CMBX NA BBB-.6 Index	BBB-/P	2,364	36,000	7,967	5/11/63	300 bp — Monthly	(5,582)
	CMBX NA BBB-.6 Index	BBB-/P	2,377	36,000	7,967	5/11/63	300 bp — Monthly	(5,569)
	CMBX NA BBB-.6 Index	BBB-/P	4,206	43,000	9,516	5/11/63	300 bp — Monthly	(5,285)
	CMBX NA BBB-.6 Index	BBB-/P	609,166	9,195,000	2,034,854	5/11/63	300 bp — Monthly	(1,420,324)
	CMBX NA BBB-.7 Index	BBB-/P	74	1,000	181	1/17/47	300 bp — Monthly	(106)
	CMBX NA BBB-.7 Index	BBB-/P	40,697	598,000	108,118	1/17/47	300 bp — Monthly	(67,073)

Upfront premium received			1,806,752		Unrealized appreciation			115

Upfront premium (paid)			(61)		Unrealized (depreciation)			(3,615,697)

	Total		$1,806,691				Total	$(3,615,582)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(1,252)	$12,000	$5,534	11/17/59	(500 bp) — Monthly	$4,270
	CMBX NA BB.10 Index	(987)	9,000	4,151	11/17/59	(500 bp) — Monthly	3,155
	CMBX NA BB.11 Index	(3,610)	50,000	24,010	11/18/54	(500 bp) — Monthly	20,351
	CMBX NA BB.11 Index	(4,535)	35,000	16,807	11/18/54	(500 bp) — Monthly	12,238
	CMBX NA BB.11 Index	(1,031)	15,000	7,203	11/18/54	(500 bp) — Monthly	6,157
	CMBX NA BB.11 Index	(1,131)	12,000	5,762	11/18/54	(500 bp) — Monthly	4,620
	CMBX NA BB.11 Index	(357)	7,000	3,361	11/18/54	(500 bp) — Monthly	2,998
	CMBX NA BB.11 Index	(363)	7,000	3,361	11/18/54	(500 bp) — Monthly	2,991
	CMBX NA BB.12 Index	(1,287)	15,000	7,374	8/17/61	(500 bp) — Monthly	6,072
	CMBX NA BB.12 Index	(1,287)	15,000	7,374	8/17/61	(500 bp) — Monthly	6,072
	CMBX NA BB.7 Index	(9,952)	195,000	65,442	1/17/47	(500 bp) — Monthly	55,301
	CMBX NA BB.7 Index	(1,077)	16,000	5,370	1/17/47	(500 bp) — Monthly	4,277
	CMBX NA BB.8 Index	(2,980)	24,000	11,419	10/17/57	(500 bp) — Monthly	8,416
	CMBX NA BB.9 Index	(10,425)	101,000	40,238	9/17/58	(500 bp) — Monthly	29,715
	CMBX NA BB.9 Index	(2,903)	45,000	17,928	9/17/58	(500 bp) — Monthly	14,981
	CMBX NA BB.9 Index	(1,048)	26,000	10,358	9/17/58	(500 bp) — Monthly	9,285
	CMBX NA BB.9 Index	(1,613)	25,000	9,960	9/17/58	(500 bp) — Monthly	8,323
	CMBX NA BB.9 Index	(785)	20,000	7,968	9/17/58	(500 bp) — Monthly	7,164
	CMBX NA BB.9 Index	(725)	20,000	7,968	9/17/58	(500 bp) — Monthly	7,224
	CMBX NA BBB-.7 Index	(282)	56,000	10,125	1/17/47	(300 bp) — Monthly	9,810
	Credit Suisse International
	CMBX NA BB.10 Index	(2,854)	24,000	11,069	11/17/59	(500 bp) — Monthly	8,191
	CMBX NA BB.10 Index	(3,202)	24,000	11,069	11/17/59	(500 bp) — Monthly	7,843
	CMBX NA BB.10 Index	(1,616)	13,000	5,996	11/17/59	(500 bp) — Monthly	4,367
	CMBX NA BB.9 Index	(3,408)	34,000	13,546	9/17/58	(500 bp) — Monthly	10,104
	Goldman Sachs International
	CMBX NA BB.12 Index	(5,858)	16,000	7,866	8/17/61	(500 bp) — Monthly	1,992
	CMBX NA BB.8 Index	(906)	8,000	3,806	10/17/57	(500 bp) — Monthly	2,892
	CMBX NA BB.9 Index	(15,334)	96,000	38,246	9/17/58	(500 bp) — Monthly	22,819
	CMBX NA BB.9 Index	(660)	17,000	6,773	9/17/58	(500 bp) — Monthly	6,096
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(2,795)	41,000	19,688	11/18/54	(500 bp) — Monthly	16,853
	CMBX NA BB.11 Index	(2,211)	30,000	14,406	11/18/54	(500 bp) — Monthly	12,166
	CMBX NA BB.11 Index	(1,841)	27,000	12,965	11/18/54	(500 bp) — Monthly	11,099
	CMBX NA BB.11 Index	(904)	16,000	7,683	11/18/54	(500 bp) — Monthly	6,763
	CMBX NA BB.11 Index	(304)	6,000	2,881	11/18/54	(500 bp) — Monthly	2,572
	CMBX NA BB.12 Index	(2,280)	25,000	12,290	8/17/61	(500 bp) — Monthly	9,986
	CMBX NA BB.12 Index	(741)	8,000	3,933	8/17/61	(500 bp) — Monthly	3,184
	CMBX NA BB.6 Index	(4,575)	10,000	3,906	5/11/63	(500 bp) — Monthly	(678)
	CMBX NA BB.9 Index	(22,504)	159,000	63,346	9/17/58	(500 bp) — Monthly	40,687
	CMBX NA BB.9 Index	(17,795)	126,000	50,198	9/17/58	(500 bp) — Monthly	32,281
	CMBX NA BB.9 Index	(4,293)	28,000	11,155	9/17/58	(500 bp) — Monthly	6,835
	CMBX NA BB.9 Index	(1,153)	20,000	7,968	9/17/58	(500 bp) — Monthly	6,795
	CMBX NA BB.9 Index	(847)	20,000	7,968	9/17/58	(500 bp) — Monthly	7,101
	CMBX NA BB.9 Index	(721)	16,000	6,374	9/17/58	(500 bp) — Monthly	5,638
	CMBX NA BBB-.6 Index	(43,041)	175,000	38,728	5/11/63	(300 bp) — Monthly	(4,415)
	CMBX NA BBB-.7 Index	(5,730)	151,000	27,301	1/17/47	(300 bp) — Monthly	21,483
	CMBX NA BBB-.7 Index	(3,832)	81,000	14,645	1/17/47	(300 bp) — Monthly	10,766
	CMBX NA BBB-.7 Index	(2,178)	60,000	10,848	1/17/47	(300 bp) — Monthly	8,635
	Merrill Lynch International
	CMBX NA BB.10 Index	(1,366)	24,000	11,069	11/17/59	(500 bp) — Monthly	9,680
	CMBX NA BB.11 Index	(1,287)	24,000	11,525	11/18/54	(500 bp) — Monthly	10,215
	CMBX NA BB.9 Index	(37,944)	974,000	388,042	9/17/58	(500 bp) — Monthly	349,151
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(1,259)	12,000	5,534	11/17/59	(500 bp) — Monthly	4,264
	CMBX NA BB.11 Index	(2,382)	25,000	12,005	11/18/54	(500 bp) — Monthly	9,598
	CMBX NA BB.12 Index	(1,901)	36,000	17,698	8/17/61	(500 bp) — Monthly	15,761
	CMBX NA BB.12 Index	(1,215)	17,000	8,357	8/17/61	(500 bp) — Monthly	7,125
	CMBX NA BB.12 Index	(917)	13,000	6,391	8/17/61	(500 bp) — Monthly	5,461
	CMBX NA BB.12 Index	(803)	11,000	5,408	8/17/61	(500 bp) — Monthly	4,594
	CMBX NA BB.12 Index	(408)	5,000	2,458	9/17/58	(500 bp) — Monthly	2,045
	CMBX NA BB.9 Index	(31,748)	204,000	81,274	9/17/58	(500 bp) — Monthly	49,327
	CMBX NA BB.9 Index	(23,827)	179,000	71,314	9/17/58	(500 bp) — Monthly	47,313
	CMBX NA BB.9 Index	(24,315)	179,000	71,314	9/17/58	(500 bp) — Monthly	46,824
	CMBX NA BB.9 Index	(26,620)	177,000	70,517	9/17/58	(500 bp) — Monthly	43,725
	CMBX NA BB.9 Index	(22,969)	168,000	66,931	9/17/58	(500 bp) — Monthly	43,798
	CMBX NA BB.9 Index	(23,840)	158,000	62,947	9/17/58	(500 bp) — Monthly	38,954
	CMBX NA BB.9 Index	(20,169)	140,000	55,776	9/17/58	(500 bp) — Monthly	35,471
	CMBX NA BB.9 Index	(12,260)	81,000	32,270	9/17/58	(500 bp) — Monthly	19,931
	CMBX NA BB.9 Index	(12,260)	81,000	32,270	9/17/58	(500 bp) — Monthly	19,931
	CMBX NA BB.9 Index	(5,109)	68,000	27,091	9/17/58	(500 bp) — Monthly	21,916
	CMBX NA BB.9 Index	(1,270)	36,000	14,342	9/17/58	(500 bp) — Monthly	13,037
	CMBX NA BB.9 Index	(2,462)	28,000	11,155	9/17/58	(500 bp) — Monthly	8,666
	CMBX NA BB.9 Index	(2,309)	27,000	10,757	9/17/58	(500 bp) — Monthly	8,421
	CMBX NA BB.9 Index	(1,398)	23,000	9,163	9/17/58	(500 bp) — Monthly	7,743
	CMBX NA BB.9 Index	(1,415)	23,000	9,163	9/17/58	(500 bp) — Monthly	7,726
	CMBX NA BB.9 Index	(1,169)	19,000	7,570	9/17/58	(500 bp) — Monthly	6,382
	CMBX NA BB.9 Index	(892)	18,000	7,171	9/17/58	(500 bp) — Monthly	6,262
	CMBX NA BB.9 Index	(972)	18,000	7,171	9/17/58	(500 bp) — Monthly	6,182
	CMBX NA BB.9 Index	(586)	15,000	5,976	9/17/58	(500 bp) — Monthly	5,375
	CMBX NA BB.9 Index	(523)	13,000	5,179	9/17/58	(500 bp) — Monthly	4,644
	CMBX NA BBB-.7 Index	(4,066)	64,000	11,571	1/17/47	(300 bp) — Monthly	7,574

Upfront premium received		—			Unrealized appreciation		1,357,664

	Upfront premium (paid)	(468,874)			Unrealized (depreciation)		(5,093)

	Total	$(468,874)				Total	$1,352,571
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through March 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $49,829,291.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $27,000.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $4,226,232.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $450,901.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,321,867.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $39,114,247 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $3,218,101 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,861,828 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,226,232 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,242,666	$—
Mortgage-backed securities	—	33,555,356	—
Purchased options outstanding	—	1,518,029	—
Purchased swap options outstanding	—	2,395,507	—
U.S. government and agency mortgage obligations	—	42,552,119	—
Short-term investments	2,466,000	11,739,310	—

Totals by level	$2,466,000	$93,002,987	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(1,002)	$—	$—
Written options outstanding	—	(9,944)	—
Written swap options outstanding	—	(2,634,116)	—
Forward premium swap option contracts	—	975,487	—
TBA sale commitments	—	(29,409,844)	—
Interest rate swap contracts	—	(2,615,475)	—
Total return swap contracts	—	(108,018)	—
Credit default contracts	—	(3,600,828)	—

Totals by level	$(1,002)	$(37,402,738)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$79,500,000
Purchased swap option contracts (contract amount)	$133,600,000
Written TBA commitment option contracts (contract amount)	$79,500,000
Written swap option contracts (contract amount)	$73,900,000
Futures contracts (number of contracts)	200
Centrally cleared interest rate swap contracts (notional)	$226,800,000
OTC total return swap contracts (notional)	$9,600,000
OTC credit default contracts (notional)	$29,500,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com